Derivative Liability (Details)	9 Months Ended
	Sep. 30, 2025 $ / shares $ / item	Feb. 05, 2025 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	May 31, 2023 $ / shares
Derivative Liability [Line Items]
Price per share		$ 15.74	$ 25	$ 0.37	$ 11
Reverse stock split	1 for 100 shares
IPO [Member] | Minimum [Member]
Derivative Liability [Line Items]
Price per share	$ 4
Price per unit | $ / item	4
IPO [Member] | Maximum [Member]
Derivative Liability [Line Items]
Price per share	$ 9
Price per unit | $ / item	9